Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,764,466.33

Principal:
Principal Collections	$27,264,465.01
Prepayments in Full	$15,058,018.15
Liquidation Proceeds	$10,156.17
Recoveries	$0.00
Sub Total	$42,332,639.33
Collections	$45,097,105.66

Purchase Amounts:
Purchase Amounts Related to Principal	$49,874.74
Purchase Amounts Related to Interest	$145.60
Sub Total	$50,020.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,147,126.00

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,147,126.00
Servicing Fee	$1,106,610.80	$1,106,610.80	$0.00	$0.00	$44,040,515.20
Interest - Class A-1 Notes	$12,137.72	$12,137.72	$0.00	$0.00	$44,028,377.48
Interest - Class A-2 Notes	$64,466.83	$64,466.83	$0.00	$0.00	$43,963,910.65
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$43,850,145.65
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$43,795,020.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,795,020.65
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$43,771,996.48
Second Priority Principal Payment	$3,686,886.59	$3,686,886.59	$0.00	$0.00	$40,085,109.89
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$40,066,905.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,066,905.22
Regular Principal Payment	$110,666,489.37	$40,066,905.22	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$45,147,126.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,686,886.59
Regular Principal Payment					$40,066,905.22
Total					$43,753,791.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$43,753,791.81	$213.46	$12,137.72	$0.06	$43,765,929.53	$213.52
Class A-2 Notes	$0.00	$0.00	$64,466.83	$0.14	$64,466.83	$0.14
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$43,753,791.81	$33.25	$286,723.39	$0.22	$44,040,515.20	$33.47

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$114,353,375.96	0.5579030	$70,599,584.15	0.3444386
Class A-2 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,225,263,375.96	0.9311361	$1,181,509,584.15	0.8978855

Pool Information
Weighted Average APR	2.517%	2.500%
Weighted Average Remaining Term	57.88	57.07
Number of Receivables Outstanding	42,219	41,262
Pool Balance	$1,327,932,959.03	$1,285,501,582.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,234,619,887.17	$1,195,256,489.37
Pool Factor	0.9381376	0.9081614

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$90,245,093.34
Targeted Overcollateralization Amount	$132,555,563.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,991,998.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$48,862.25
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$48,862.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0442%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0001%
Current Collection Period			0.0449%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		145	$49,182.17
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$49,182.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0035%

Average Realized Loss for Receivables that have experienced a Realized Loss			$339.19
Average Net Loss for Receivables that have experienced a Realized Loss			$339.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.22%	85	$2,775,414.50
61-90 Days Delinquent	0.04%	11	$451,619.64
91-120 Days Delinquent	0.01%	2	$76,877.67
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.26%	98	$3,303,911.81

Repossession Inventory:
Repossessed in the Current Collection Period		6	$150,622.71
Total Repossessed Inventory		7	$201,141.35

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0000%
Prior Collection Period			0.0237%
Current Collection Period			0.0315%
Three Month Average			0.0184%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0411%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	3

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$3,326,083.71
2 Months Extended	77	$3,047,888.37
3+ Months Extended	10	$425,448.32

Total Receivables Extended	160	$6,799,420.40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer